Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss) for the year	$ (35,774)	$ 34,262
Adjustments for:
Depletion and amortization	70,781	47,722
Income tax expense	448	29,178
Share-based compensation expense (recovery)	(1,282)	7,100
Loss on derivatives	294	10,082
Finance expenses, net	37,310	45,495
Unrealized foreign exchange (gain) loss	28,704	(17,684)
Write-down of mine equipment		3,551
Deferred revenue deposit		44,151
Amortization of deferred revenue	(3,295)	(1,322)
Deferred electricity repayments	(4,841)	(6,174)
Other operating activities	(160)	1,097
Net change in non-cash working capital	1,893	13,621
Cash provided by operating activities	94,078	211,079
Investing activities
Purchase of property, plant and equipment	(94,866)	(97,223)
Purchase of copper put options	(1,063)	(3,952)
Proceeds from copper put options	855
Investment in other financial assets	(253)	(1,395)
Other investing activities	933	758
Cash used for investing activities	(94,394)	(101,812)
Financing activities
Interest paid	(30,578)	(43,995)
Proceeds from equipment loan, net	8,943
Repayment of capital leases and equipment loans	(12,293)	(17,074)
Proceeds on exercise of options and warrants	333	2,928
Net proceeds from issuance of senior secured notes		317,596
Repayment of senior notes		(264,180)
Repayment of senior secured credit facility		(92,463)
Settlement of copper call option		(15,745)
Cash used for financing activities	(33,595)	(112,933)
Effect of exchange rate changes on cash and equivalents	(655)	(5,133)
Decrease in cash and equivalents	(34,566)	(8,799)
Cash and equivalents, beginning of year	80,231	89,030
Cash and equivalents, end of year	$ 45,665	$ 80,231